Effect of Derivative Instruments on Consolidated Statements of Income (Detail) (Cash Flow Hedging, Foreign Exchange Contract, Other Nonoperating Income Expense, JPY ¥)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow Hedging | Foreign Exchange Contract | Other Nonoperating Income Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (49)	¥ 3,242	¥ (8,207)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(3,260)	(15,387)	(2,440)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	¥ (145)	¥ (111)	¥ (221)